REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue And Cost Of Sales Details 1Abstract
Production costs	$ 27,949	$ 24,619	$ 19,418
Inventory net realizable adjustment	387
Depreciation and depletion	3,680	3,231	2,688
Cost of sales	$ 32,016	$ 27,850	$ 22,106